Contract Liability (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contract Liability [Abstract]
Contract liability	$ 622,020	$ 150,088	$ 49,239	$ 609,175